Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year)

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment			(e) Proceeds of dispositions
		Rate of interest	Maturity date	Number of Shares / Units or Face Amount
				(in thousands)	(in thousands)
	CORPORATE DEBT INSTRUMENTS
	ARTHUR J GALLAGHER	5.550%	2/15/2055	28	26
	BARCLAYS BANK V-D	VR	2/25/2031	200	206
	BHP BILLITON FIN	5.125%	2/21/2032	185	190
	CF INDUSTRIES INC	5.150%	3/15/2034	125	126
	CREDIT AGR MTN V-D	VR	5/27/2031	520	533
	DOMINION ENERGY GAS	6.200%	1/15/2055	120	120
	DOMINOS PIZZA MASTER	4.116%	7/25/2048	464	464
	FISERV INC	5.250%	8/11/2035	140	140
	HCA INC	5.500%	3/1/2032	90	92
	MONDELEZ INTERNATION	2.625%	9/4/2050	135	81
	MPLX LP	5.950%	4/1/2055	115	109
	ORACLE CORP	6.000%	8/3/2055	310	286
	P/P HYUNDAI CAPITAL	6.375%	4/8/2030	590	632
	PNC FINL SVCS V-D	VR	5/13/2031	265	271
	PRUDENTIAL FDG ASIA	3.125%	4/14/2030	395	378
	SYNOPSYS INC	4.850%	4/1/2030	364	370
	UNITEDHEALTH GROUP	4.500%	4/15/2033	238	237
	UNITEDHEALTH GROUP	5.300%	6/15/2035	360	369
	VERIZON COMM INC	4.780%	2/15/2035	345	342
	WELLS FARGO MTN V-D	VR	4/23/2029	220	222